Restatement of Financial Statements - Schedule of Unaudited Quarterly Financial Information for Restatement and Revision of Unaudited Condensed Statement of Cash Flows (Details) - USD ($)	2 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended
	Sep. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss	$ (777,344)	$ (6,784,606)	$ 9,238,963	$ (3,294,265)	$ 2,454,357
Adjustments to reconcile net loss to net cash used in operating activities	751,490			2,601,436
Net cash used in operating activities	(26,800)			(976,685)	(442,482)
Net cash used in investing activities	(250,000,000)			(250,000,000)
Net cash provided by financing activities	251,773,258			251,446,758
Net change in cash	1,746,458			470,073	$ (442,482)
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss	(41,854)			(704,375)
Adjustments to reconcile net loss to net cash used in operating activities	16,000			11,546
Net cash used in operating activities	(26,800)			(976,685)
Net cash used in investing activities	(250,000,000)			(250,000,000)
Net cash provided by financing activities	251,773,258			251,446,758
Net change in cash	1,746,458			470,073
Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss	(735,490)			(2,589,890)
Adjustments to reconcile net loss to net cash used in operating activities	$ 735,490			$ 2,589,890